Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Small Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 97.1%
Communication Services 1.2%
Entertainment
Cinemark Holdings, Inc.	12,290	474,886
Take-Two Interactive Software, Inc.*	2,174	272,489
		747,375
Consumer Discretionary 14.5%
Auto Components 0.9%
Gentherm, Inc.*	7,364	302,550
Tenneco, Inc. "A"	18,953	237,291
		539,841
Diversified Consumer Services 2.6%
Bright Horizons Family Solutions, Inc.*	7,023	1,071,008
ServiceMaster Global Holdings, Inc.*	9,448	528,143
		1,599,151
Hotels, Restaurants & Leisure 2.0%
Hilton Grand Vacations, Inc.*	14,583	466,656
Jack in the Box, Inc.	7,892	719,119
		1,185,775
Household Durables 3.8%
Helen of Troy Ltd.*	6,092	960,465
iRobot Corp.* (a)	10,403	641,553
TopBuild Corp.*	7,103	684,942
		2,286,960
Internet & Direct Marketing Retail 0.3%
GrubHub, Inc.* (a)	3,663	205,897
Leisure Products 0.7%
YETI Holdings, Inc.* (a)	16,312	456,736
Specialty Retail 3.3%
Burlington Stores, Inc.*	5,895	1,177,939
Camping World Holdings, Inc. "A" (a)	28,360	252,404
The Children's Place, Inc. (a)	7,128	548,785
		1,979,128
Textiles, Apparel & Luxury Goods 0.9%
Carter's, Inc.	5,951	542,791
Consumer Staples 2.0%
Food & Staples Retailing 1.4%
Casey's General Stores, Inc.	5,089	820,143
Household Products 0.6%
Spectrum Brands Holdings, Inc.	6,982	368,091
Energy 1.0%
Energy Equipment & Services 0.5%
Dril-Quip, Inc.*	5,821	292,098
Oil, Gas & Consumable Fuels 0.5%
California Resources Corp.* (a)	20,788	212,037
Contango Oil & Gas Co.*	39,242	109,093
		321,130
Financials 5.8%
Banks 4.2%
Eagle Bancorp., Inc.	4,767	212,704
Pinnacle Financial Partners, Inc.	7,304	414,502
South State Corp.	8,024	604,207
SVB Financial Group*	3,296	688,699
Synovus Financial Corp.	17,695	632,773
		2,552,885
Capital Markets 1.3%
Lazard Ltd. "A"	13,717	480,095
Moelis & Co. "A"	9,136	300,118
		780,213
Consumer Finance 0.3%
Green Dot Corp. "A"*	6,162	155,590
Health Care 22.5%
Biotechnology 7.3%
Acceleron Pharma, Inc.*	3,899	154,049
Alkermes PLC*	10,757	209,869
Amicus Therapeutics, Inc.*	17,294	138,698
Arena Pharmaceuticals, Inc.*	7,158	327,622
Biohaven Pharmaceutical Holding Co., Ltd.*	6,937	289,412
Bluebird Bio, Inc.* (a)	2,317	212,747
Blueprint Medicines Corp.*	4,684	344,133
Emergent BioSolutions, Inc.*	11,619	607,441
Genomic Health, Inc.*	2,685	182,097
Heron Therapeutics, Inc.*	22,719	420,302
Ligand Pharmaceuticals, Inc.*	3,112	309,768
Neurocrine Biosciences, Inc.*	10,195	918,671
Retrophin, Inc.*	23,478	272,110
		4,386,919
Health Care Equipment & Supplies 5.1%
Cardiovascular Systems, Inc.*	13,317	632,824
Globus Medical, Inc. "A"*	6,168	315,308
iRhythm Technologies, Inc.*	3,325	246,416
Masimo Corp.*	5,052	751,687
Merit Medical Systems, Inc.*	8,941	272,343
Natus Medical, Inc.*	12,922	411,436
Tandem Diabetes Care, Inc.*	7,509	442,881
		3,072,895
Health Care Providers & Services 7.1%
AMN Healthcare Services, Inc.*	15,169	873,127
HealthEquity, Inc.*	1,929	110,233
Molina Healthcare, Inc.*	7,851	861,412
Option Care Health, Inc.*	202,294	647,341
Providence Service Corp.*	13,693	814,186
RadNet, Inc.*	55,477	796,650
Tivity Health, Inc.*	13,396	222,775
		4,325,724
Health Care Technology 1.2%
HMS Holdings Corp.*	21,178	729,900
Pharmaceuticals 1.8%
ANI Pharmaceuticals, Inc.*	7,491	545,944
Avadel Pharmaceuticals PLC (ADR)* (a)	23,243	96,691
Pacira BioSciences, Inc.*	11,807	449,492
		1,092,127
Industrials 18.4%
Aerospace & Defense 1.3%
HEICO Corp.	6,086	760,020
Building Products 4.3%
A.O. Smith Corp.	11,719	559,114
Allegion PLC	9,959	1,032,250
Fortune Brands Home & Security, Inc.	11,751	642,780
Masonite International Corp.*	6,705	388,890
		2,623,034
Commercial Services & Supplies 2.3%
MSA Safety, Inc.	3,599	392,687
The Brink's Co.	12,428	1,030,902
		1,423,589
Construction & Engineering 1.0%
MasTec, Inc.*	8,966	582,162
Electrical Equipment 1.5%
Thermon Group Holdings, Inc.*	39,309	903,321
Machinery 2.1%
Chart Industries, Inc.*	8,727	544,216
Hillenbrand, Inc.	10,483	323,715
IDEX Corp.	2,502	410,028
		1,277,959
Professional Services 1.8%
Kforce, Inc.	22,466	850,001
Mistras Group, Inc.*	14,470	237,308
		1,087,309
Trading Companies & Distributors 4.1%
H&E Equipment Services, Inc.	22,784	657,546
Rush Enterprises, Inc. "A"	33,337	1,286,141
Titan Machinery, Inc.*	36,290	520,399
		2,464,086
Information Technology 23.8%
Communications Equipment 0.8%
Lumentum Holdings, Inc.*	8,768	469,614
Electronic Equipment, Instruments & Components 1.0%
Cognex Corp.	7,873	386,800
IPG Photonics Corp.*	1,883	255,335
		642,135
IT Services 5.1%
Broadridge Financial Solutions, Inc.	6,371	792,743
MAXIMUS, Inc.	8,556	661,037
WEX, Inc.*	4,266	862,031
WNS Holdings Ltd. (ADR)*	13,113	770,389
		3,086,200
Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc.*	12,629	725,031
Advanced Micro Devices, Inc.*	11,189	324,369
Cabot Microelectronics Corp.	3,131	442,128
Cypress Semiconductor Corp.	12,430	290,116
Entegris, Inc.	8,229	387,257
		2,168,901
Software 13.3%
2U, Inc.*	4,178	68,018
Aspen Technology, Inc.*	9,895	1,217,877
Cision Ltd.*	49,835	383,231
Cornerstone OnDemand, Inc.*	11,656	638,982
Envestnet, Inc.*	9,852	558,608
Five9, Inc.*	18,703	1,005,099
New Relic, Inc.*	1,634	100,409
Proofpoint, Inc.*	7,005	903,995
QAD, Inc. "A"	15,977	737,818
Tyler Technologies, Inc.*	5,381	1,412,513
Varonis Systems, Inc.*	16,810	1,004,902
		8,031,452
Materials 3.3%
Chemicals 0.4%
Trinseo SA	5,309	228,021
Construction Materials 1.4%
Eagle Materials, Inc.	9,476	852,935
Containers & Packaging 0.5%
Berry Global Group, Inc.*	7,728	303,479
Metals & Mining 1.0%
Cleveland-Cliffs, Inc. (a)	67,277	485,740
First Quantum Minerals Ltd.	17,207	144,555
		630,295
Real Estate 4.6%
Real Estate Investment Trusts (REITs)
Americold Realty Trust	12,475	462,448
EastGroup Properties, Inc.	2,708	338,554
Essential Properties Realty Trust, Inc.	23,274	533,208
Four Corners Property Trust, Inc.	13,954	394,619
National Storage Affiliates Trust	21,830	728,467
QTS Realty Trust, Inc. "A"	6,380	327,996
		2,785,292
Total Common Stocks (Cost $43,817,223)		58,761,173
Convertible Preferred Stocks 0.7%
Health Care
Providence Service Corp., 5.5% (b) (Cost $283,300)	2,833	422,393
Securities Lending Collateral 4.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (c) (d) (Cost $2,977,787)	2,977,787	2,977,787
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 1.96% (c) (Cost $1,339,421)	1,339,421	1,339,421
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $48,417,731)	104.9	63,500,774
Other Assets and Liabilities, Net	(4.9)	(2,974,237)
Net Assets	100.0	60,526,537

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 4.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (c) (d)
2,032,950	944,837 (e)	—	—	—	41,726	—	2,977,787	2,977,787
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 1.96% (c)
3,874,651	9,430,936	11,966,166	—	—	52,741	—	1,339,421	1,339,421
5,907,601	10,375,773	11,966,166	—	—	94,467	—	4,317,208	4,317,208

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $2,913,982, which is 4.8% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$58,761,173	$—	$—	$58,761,173
Convertible Preferred Stocks	—	—	422,393	422,393
Short-Term Investments (f)	4,317,208	—	—	4,317,208
Total	$63,078,381	$—	$422,393	$63,500,774

(f))	See Investment Portfolio for additional detailed categorizations.